Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Equity value	$ 2,000,000	$ 2,000,000
Out-of-pocket expenses	$ 259,292